Fair Value Measurements (Details) - Schedule of financial instruments that are measured or disclosed at fair value $ in Thousands	Dec. 31, 2021 USD ($)
Level 1 [Member]
Assets:
Cash equivalents	$ 4,863
Liabilities:
Derivative liability
Total	4,863
Level 2 [Member]
Assets:
Cash equivalents
Liabilities:
Derivative liability
Total
Level 3 [Member]
Assets:
Cash equivalents
Liabilities:
Derivative liability	(3,488)
Total	$ (3,488)